Description of Organization and Business Operations (Details) - USD ($)			3 Months Ended		12 Months Ended
	Feb. 08, 2025	Feb. 13, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Description of Organization and Business Operations [Line Items]
Number of units issued in transaction (in Shares)	30,000
Share price per share (in Dollars per share)		$ 10	$ 10
Aggregate private placement				$ 5,090,000	$ 5,090,000
Transaction costs			8,180,834		8,180,834
Cash underwriting fee			1,840,000		1,840,000
Deferred underwriting fees			5,520,000		5,520,000
Other offering costs			$ 820,834		$ 820,834
Percentage of fair market value			80.00%		80.00%
Net proceeds from sale of units		$ 184,000,000
Underwriting discounts		1,840,000
Payment of fees and expenses		3,250,000
Deposit account		$ 100,000,000,000
Percentage of own acquire of the equity interests			2.00%		100.00%
Percentage of restricted redeeming shares			20.00%		20.00%
Percentage of redeem public shares			100.00%		100.00%
Redeem public shares, percentage			100.00%		100.00%
Interest to pay dissolution expenses			$ 100,000		$ 100,000
Price per share (in Dollars per share)			$ (10)		$ (10)
Trust account share price (in Dollars per share)			10		10
Reduction price (in Dollars per share)			$ 10		$ 10
Taxes payable to interest to pay dissolutions expenses			$ 100,000		$ 100,000
Cash			963,135	$ 1,843,598	1,697,777
Working capital deficit			631,351
Working Capital Loans			$ 1,500,000		$ 1,500,000
Transaction owns to acquires					100.00%
Anticipated public share (in Dollars per share)					$ 10
Working capital					$ 1,762,262
Business combination [Member]
Description of Organization and Business Operations [Line Items]
Issued and outstanding voting securities			50.00%		50.00%
Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Gross proceeds					$ 184,000,000
Initial Public Offering [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued in transaction (in Shares)		18,400,000
Share price per share (in Dollars per share)	$ 4.8	$ 10
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued in transaction (in Shares)		18,400,000
Over-Allotment Option [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued in transaction (in Shares)		2,400,000
Over-Allotment Option [Member] | Public Shares [Member]
Description of Organization and Business Operations [Line Items]
Gross proceeds		$ 184,000,000
Private Placement [Member]
Description of Organization and Business Operations [Line Items]
Share price per share (in Dollars per share)			$ 10		$ 10
Aggregate private placement			$ 5,090,000		$ 5,090,000
Working Capital Loans			$ 1,500,000		$ 1,500,000
Private Placement [Member] | Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued in transaction (in Shares)			509,000		509,000
Share price per share (in Dollars per share)			$ 10		$ 10